FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Philip Timon

           Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip Timon
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   302.472.8000
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Signature, Place, and Date of Signing:

/s/ Philip Timon                   Wilmington, DE              August 11, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $ $430,690 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                     FORM 13F
                                  June 30, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ACUSPHERE INC                    COM             00511R870      9659       2816091  SH        Sole                2816091
BUILD A BEAR WORKSHOP            COM             120076104     55855       2596700  SH        Sole                2596700
CALAVO GROWERS INC               COM             128246105      2313        231262  SH        Sole                 231262
GENTEX CORP                      COM             371901109     58151       4153638  SH        Sole                4153638
INTERNATIONAL RECTIFIER CORP     COM             460254105     84325       2157750  SH        Sole                2157750
KIRKLANDS INC                    COM             497498105     14792       2828294  SH        Sole                2828294
LECG CORP                        COM             523234102     42384       2294724  SH        Sole                2294724
OPTIONSXPRESS HLDGS INC          COM             684010101     24600       1055334  SH        Sole                1055334
SANDERS MORRIS HARRIS GROUP      COM             80000Q104     27307       1807192  SH        Sole                1807192
TNS INC                          COM             872960109     72822       3519650  SH        Sole                3519650
VISTACARE INC                    CL A            92839Y109     38482       3180303  SH        Sole                3180303
